Supplement to the
Fidelity® Variable Insurance Products
Investor Freedom® Portfolios
April 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Variable Insurance Products (VIP) Investor Freedom Portfolios and modify the selection of underlying VIP portfolios for any VIP Investor Freedom Portfolio from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the VIP Investor Freedom Portfolios will take effect. On or about September 26, 2013, Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each Portfolio's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for VIP Investor Freedom Income PortfolioSM found in the "Fund Summary" section on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.50%
Total annual fund operating expensesB	0.50%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

VIPIFF-13-01  September 26, 2013
1.828376.107

The following information replaces similar information for VIP Investor Freedom 2005 PortfolioSM found in the "Fund Summary" section on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.56%
Total annual fund operating expensesB	0.56%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 57
3 years	$ 179
5 years	$ 313
10 years	$ 701

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for VIP Investor Freedom 2010 PortfolioSM found in the "Fund Summary" section on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.60%
Total annual fund operating expensesB	0.60%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 61
3 years	$ 192
5 years	$ 335
10 years	$ 750

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for VIP Investor Freedom 2015 PortfolioSM found in the "Fund Summary" section on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.63%
Total annual fund operating expensesB	0.63%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 64
3 years	$ 202
5 years	$ 351
10 years	$ 786

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for VIP Investor Freedom 2020 PortfolioSM found in the "Fund Summary" section on page 15 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for VIP Investor Freedom 2025 PortfolioSM found in the "Fund Summary" section on page 18 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.70%
Total annual fund operating expensesB	0.70%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for VIP Investor Freedom 2030 PortfolioSM found in the "Fund Summary" section on page 21 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.75%
Total annual fund operating expensesB	0.75%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 77
3 years	$ 240
5 years	$ 417
10 years	$ 930

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for each fund found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 24.

The following table contains guidelines designed to help investors select an appropriate VIP Investor Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 2000	VIP Investor Freedom Income Portfolio
2000 - 2007	VIP Investor Freedom 2005 Portfolio
2008 - 2012 2013 - 2017	VIP Investor Freedom 2010 Portfolio VIP Investor Freedom 2015 Portfolio
2018 - 2022 2023 - 2027 2028 -2032	VIP Investor Freedom 2020 Portfolio VIP Investor Freedom 2025 Portfolio VIP Investor Freedom 2030 Portfolio

The following information replaces similar information for each fund found in the "Investment Details" section under the heading "Principal Investment Strategies" beginning on page 25.

The following chart illustrates how each VIP Investor Freedom Fund's approximate asset allocation among domestic equity, international equity, bond, and short-term funds is expected to change over time. The VIP Investor Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a VIP Investor Freedom Fund with a target retirement date matches VIP Investor Freedom Income Portfolio's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with VIP Investor Freedom Income Portfolio, without shareholder approval, and the fund's shareholders will become shareholders of VIP Investor Freedom Income Portfolio.

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Freedom Portfolios
April 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Variable Insurance Products (VIP) Freedom Portfolios and modify the selection of underlying VIP portfolios for any VIP Freedom Portfolio from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the VIP Freedom Portfolios will take effect. On or about September 26, 2013, Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each Portfolio's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for VIP Freedom Income PortfolioSM found in the "Fund Summary" section on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.46%	0.46%	0.46%
Total annual operating expensesB	0.46%	0.56%	0.71%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 47	$ 57	$ 73
3 years	$ 148	$ 179	$ 227
5 years	$ 258	$ 313	$ 395
10 years	$ 579	$ 701	$ 883

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

VIPFF2K-13-01  September 26, 2013
1.828420.107

The following information replaces similar information for VIP Freedom 2005 PortfolioSM found in the "Fund Summary" section on page 6 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.51%	0.51%	0.51%
Total annual operating expensesB	0.51%	0.61%	0.76%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 52	$ 62	$ 78
3 years	$ 164	$ 195	$ 243
5 years	$ 285	$ 340	$ 422
10 years	$ 640	$ 762	$ 942

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for VIP Freedom 2010 PortfolioSM found in the "Fund Summary" section on page 10 under each of the headings indicated below.

Fee Table

Fees (fees paid directly from your investment)	Not Applicable

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.55%	0.55%	0.55%
Total annual operating expensesB	0.55%	0.65%	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 56	$ 66	$ 82
3 years	$ 176	$ 208	$ 255
5 years	$ 307	$ 362	$ 444
10 years	$ 689	$ 810	$ 990

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for VIP Freedom 2015 PortfolioSM found in the "Fund Summary" section on page 14 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.58%	0.58%	0.58%
Total annual operating expensesB	0.58%	0.68%	0.83%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 59	$ 69	$ 85
3 years	$ 186	$ 218	$ 265
5 years	$ 324	$ 379	$ 460
10 years	$ 726	$ 847	$ 1,025

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for VIP Freedom 2020 PortfolioSM found in the "Fund Summary" section on page 18 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.60%	0.60%	0.60%
Total annual operating expensesB	0.60%	0.70%	0.85%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 61	$ 72	$ 87
3 years	$ 192	$ 224	$ 271
5 years	$ 335	$ 390	$ 471
10 years	$ 750	$ 871	$ 1,049

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for VIP Freedom 2025 PortfolioSM found in the "Fund Summary" section on page 22 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.64%	0.64%	0.64%
Total annual operating expensesB	0.64%	0.74%	0.89%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 65	$ 76	$ 91
3 years	$ 205	$ 237	$ 284
5 years	$ 357	$ 411	$ 493
10 years	$ 798	$ 918	$ 1,096

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for VIP Freedom 2030 PortfolioSM found in the "Fund Summary" section on page 25 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.68%	0.68%	0.68%
Total annual operating expensesB	0.68%	0.78%	0.93%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 69	$ 80	$ 95
3 years	$ 218	$ 249	$ 296
5 years	$ 379	$ 433	$ 515
10 years	$ 847	$ 966	$ 1,143

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for VIP Freedom 2035 PortfolioSM found in the "Fund Summary" section on page 29 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for VIP Freedom 2040 PortfolioSM found in the "Fund Summary" section on page 33 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for VIP Freedom 2045 PortfolioSM found in the "Fund Summary" section on page 36 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for VIP Freedom 2050 PortfolioSM found in the "Fund Summary" section on page 39 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Initial Class

Service Class

Service Class 2

1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies

  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for each fund found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 42.

The following table contains guidelines designed to help investors select an appropriate VIP Freedom Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 67 and that the investor will withdraw the value of his or her account in the fund gradually after retirement.

Retirement Year	Fund
Retired before 2000	VIP Freedom Income Portfolio
2000 - 2007	VIP Freedom 2005 Portfolio
2008 - 2012	VIP Freedom 2010 Portfolio
2013 - 2017	VIP Freedom 2015 Portfolio
2018 - 2022	VIP Freedom 2020 Portfolio
2023 - 2027	VIP Freedom 2025 Portfolio
2028 -2032	VIP Freedom 2030 Portfolio
2033 -2037	VIP Freedom 2035 Portfolio
2038 -2042	VIP Freedom 2040 Portfolio
2043 -2047	VIP Freedom 2045 Portfolio
2048 -2052	VIP Freedom 2050 Portfolio

The following information replaces similar information for each fund found in the "Investment Details" section under the heading "Principal Investment Strategies" beginning on page 43.

The following chart illustrates how each VIP Freedom Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The VIP Freedom Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a VIP Freedom Fund with a target retirement date matches VIP Freedom Income Portfolio's target asset allocation (approximately 10 to 17 years after the fund's retirement date), the Board of Trustees may combine the fund with VIP Freedom Income Portfolio, without shareholder approval, and the fund's shareholders will become shareholders of VIP Freedom Income Portfolio.